Concentration of Credit Risks - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Product Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Number of charterers	2	4
Product Concentration Risk [Member] | Sales Revenue, Net [Member] | Minimum [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	10.00%	10.00%
Product Concentration Risk [Member] | One Time Charter [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	12.80%	16.80%
Concentration risk, amount	$ 41.0	$ 51.0
Product Concentration Risk [Member] | Two Time Charter [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Percentage of operating revenue	12.30%	13.90%
Concentration risk, amount	$ 39.6	$ 41.9
Product Concentration Risk [Member] | Three Time Charter [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Percentage of operating revenue		13.20%
Concentration risk, amount		$ 30.8
Product Concentration Risk [Member] | Four Time Charter [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Percentage of operating revenue		10.20%
Concentration risk, amount		$ 7.2
Revenue from Rights Concentration Risk [Member] | Indonesia
Concentration Risk [Line Items]
Percentage of operating revenue	9.30%	10.20%